FINANCIAL ASSETS RECEIVABLE, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets receivable
Financial assets receivable	¥ 2,170,780	¥ 3,694,269	¥ 4,225,014
Allowance for uncollectible receivables	(446,089)	(575,396)	(554,095)
Financial assets receivable, net	1,724,691	3,118,873
Movement of financial assets receivable
Balance at beginning of year	3,694,269	4,225,014	4,897,854
Addition in the current year	2,350,319	4,906,586	5,582,287
Collection in the current year	(3,429,622)	(5,050,047)	(5,920,287)
Write-off	(444,186)	(387,284)	(334,840)
Balance at end of year	2,170,780	3,694,269	4,225,014
Movement of allowance for uncollectible receivables
Balance at beginning of year	575,396	554,095	493,646
Current period net provision	(314,879)	(408,585)	(395,289)
Write-off	(444,186)	(387,284)	(334,840)
Balance at end of year	446,089	575,396	554,095
Financial assets receivable for related parties
Financial assets receivable	2,170,780	3,694,269	4,225,014
Allowance for uncollectible receivables	(446,089)	(575,396)	(554,095)
2021
Financial assets receivable
Financial assets receivable		35,661
Movement of financial assets receivable
Balance at beginning of year	35,661
Balance at end of year		35,661
Financial assets receivable for related parties
Financial assets receivable		35,661
2022
Financial assets receivable
Financial assets receivable	130,140	636,652
Movement of financial assets receivable
Balance at beginning of year	636,652
Balance at end of year	130,140	636,652
Financial assets receivable for related parties
Financial assets receivable	130,140	636,652
2023
Financial assets receivable
Financial assets receivable	549,475	3,021,956
Movement of financial assets receivable
Balance at beginning of year	3,021,956
Balance at end of year	549,475	3,021,956
Financial assets receivable for related parties
Financial assets receivable	549,475	3,021,956
2024
Financial assets receivable
Financial assets receivable	1,491,165
Movement of financial assets receivable
Balance at end of year	1,491,165
Financial assets receivable for related parties
Financial assets receivable	1,491,165
Amount Due From Related Parties
Financial assets receivable
Financial assets receivable	1,227	12,717	42,724
Allowance for uncollectible receivables	(1,272)	(2,912)	(2,648)
Movement of financial assets receivable
Balance at beginning of year	12,717	42,724
Addition in the current year		19,981	51,417
Collection in the current year	(10,062)	(49,581)	(8,679)
Write-off	(1,428)	(407)	(14)
Balance at end of year	1,227	12,717	42,724
Movement of allowance for uncollectible receivables
Balance at beginning of year	2,912	2,648
Current period net provision	(212)	671	2,662
Write-off	(1,428)	(407)	(14)
Balance at end of year	1,272	2,912	2,648
Financial assets receivable for related parties
Financial assets receivable	1,227	12,717	42,724
Allowance for uncollectible receivables	(1,272)	(2,912)	¥ (2,648)
Financial assets receivable, net	(45)	9,805
0-30 days past due
Financial assets receivable
Financial assets receivable	20,764	43,370
Movement of financial assets receivable
Balance at beginning of year	43,370
Balance at end of year	20,764	43,370
Financial assets receivable for related parties
Financial assets receivable	20,764	43,370
30 to 60 days past due
Financial assets receivable
Financial assets receivable		45,332
Movement of financial assets receivable
Balance at beginning of year	45,332
Balance at end of year		45,332
Financial assets receivable for related parties
Financial assets receivable		45,332
31 to 60 days past due
Financial assets receivable
Financial assets receivable	23,495
Movement of financial assets receivable
Balance at end of year	23,495
Financial assets receivable for related parties
Financial assets receivable	23,495
Current
Financial assets receivable
Financial assets receivable	2,126,521	3,605,567
Movement of financial assets receivable
Balance at beginning of year	3,605,567
Balance at end of year	2,126,521	3,605,567
Financial assets receivable for related parties
Financial assets receivable	¥ 2,126,521	¥ 3,605,567